Capital Structure - 10-Q (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	6 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Apr. 30, 2011 Initial Public Offering [Member]	Jun. 30, 2012 Equity Financing [Member]	Jun. 30, 2012 Equity Financing [Member] Minimum [Member]	Jun. 30, 2012 Equity Financing [Member] Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock (in shares)	1,107,939			600,000	1,107,939,000
Warrants to purchase common stock (in shares)	1,046,102				1,046,102,000
Proceeds from issuance through private placement	$ 28,900				$ 28,900
Purchase price per security (in dollars per share)	$ 28.30				$ 28.30
Entity obligate to pay investors if fails to meet legal requirement to registrant statement (in hundredths)		1.50%	6.00%			1.50%	6.00%
Entity obligate to pay investors if fails to satisfy current public information requirement (in hundredths)			12.00%				12.00%